Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	R 73,692	R 100,266
Lease obligations	130,500	124,045
Trade and other payables	329,481	250,970
Loans from related parties	607	2,134
Bank overdraft	40	13,722
Less than 1 year [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	21,993	22,408
Lease obligations	56,511	50,821
Trade and other payables	329,481	250,970
Loans from related parties	607	2,134
Bank overdraft	40	13,722
2 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	18,352	43,884
Lease obligations	37,454	42,853
Trade and other payables
Loans from related parties
Bank overdraft
3 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	17,596	17,938
Lease obligations	15,084	17,305
Trade and other payables
Loans from related parties
Bank overdraft
4 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans	15,751	16,036
Lease obligations	11,180	4,733
Trade and other payables
Loans from related parties
Bank overdraft
>5 years [Member]
Risk Management (Details) - Schedule of contractual undiscounted cash flows and contractual interest payments [Line Items]
Term loans
Lease obligations	10,271	8,333
Trade and other payables
Loans from related parties
Bank overdraft